Significant Accounting Policies, Revenue Recognition (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
Seanergy Management [Member] | United [Member] | Commercial Management Agreement [Member]
Revenue Recognition [Abstract]
Percentage of contract price paid on purchase or sale of vessel	1.00%	1.00%	1.00%